Share-Based Payments	12 Months Ended
Dec. 31, 2025
Share-Based Payments [Abstract]
Share-Based Payments

13. Share-Based Payments

On October 12, 2025, the Company passed written resolution to approve equity incentive plan named the Smart Logistics Global Limited 2025 Incentive Securities Plan (the “Plan”).

On November 25, 2025, the board of directors of the Company adopted the Plan and appointed the Compensation Committee to administer the Plan. The Company filed with the U.S. Securities and Exchange Commission (a Registration Statement on Form S-8 (file No.: 333-291785), pursuant to which the Company registered 8,200,000 ordinary shares, par value HKD0.0001 each.

On December 4, 2025, the Company issued 2,000,000 unrestricted ordinary shares to a third-party consultant in exchange for professional services. The issuance was approved by the Compensation Committee and was fully vested on the grant date.

The fair value of the shares issued was measured based on the quoted market price on the grant date (US$ 1.935 per share), resulting in a total recognized expense of RMB27,729,461 (US$ 3,870,000). This amount is presented within “Selling and marketing expenses” in the consolidated statement of operations for the year ended December 31, 2025.

The shares have a par value of HKD 0.0001 per share (equivalent to US$ 0.00001285 per share at the exchange rate of 1 USD = HKD 7.7827). The issuance was recorded as an increase in common stock of RMB181 (US$ 25.70) and additional paid-in capital of RMB27,031,458 (US$ 3,869,974.30).

No further performance obligations exist under this arrangement, and no cash consideration was exchanged.